8. STOCK OPTION PLANS (Details 2)	Dec. 31, 2012	Dec. 31, 2011
Stock Option Plan
Common shares reserved	4,575,000	3,365,000
Unclassified Warrants
Common shares reserved	551,600	551,600
Class D Warrants
Common shares reserved	2,062,377	2,062,377
Class E Warrants
Common shares reserved	5,851,665	5,851,665
Class F Warrants
Common shares reserved	325,000	1,225,000
Class G Warrants
Common shares reserved	900,000	900,000
Class H Warrants
Common shares reserved	1,980,000	1,980,000
Class AA Warrants
Common shares reserved	1,730,556	0
Class BB Warrants
Common shares reserved	918,334	0